Operating costs	12 Months Ended
Dec. 31, 2019
Operating costs
Operating costs

7.      Operating costs

Operating result has been calculated after charging (-) / crediting:

RESEARCH AND DEVELOPMENT EXPENDITURE

The following table summarizes research and development expenditure for the years ended December 31, 2019, 2018 and 2017.

	Year ended December 31,
	2019	2018	2017
	(Euro, in thousands)
Personnel costs	€(124,260)	€(81,352)	€(59,950)
Subcontracting	(249,926)	(197,644)	(123,054)
Disposables and lab fees and premises costs	(23,880)	(25,525)	(22,277)
Depreciation	(10,874)	(5,655)	(3,679)
Other operating expenses	(18,380)	(12,699)	(9,542)
Total R&D expenses	€(427,320)	€(322,875)	€(218,502)

All research and development expenditures are tracked against detailed budgets and allocated by individual project. The table below summarizes our research and development expenditure for the years ended December 31, 2019, 2018 and 2017, broken down by program.

	Year ended December 31,
	2019	2018	2017
	(Euro, in thousands)
Filgotinib program	€(100,032)	€(66,138)	€(53,212)
IPF program on GLPG1690	(75,951)	(72,718)	(16,190)
OA program on GLPG1972	(19,958)	(15,751)	(7,317)
Toledo program	(47,204)	(20,967)	(8,075)
CF program	(3,897)	(30,137)	(46,192)
AtD program on MOR106	(24,051)	(14,999)	(8,404)
Other programs	(156,227)	(102,165)	(79,113)
Total R&D expenses	€(427,320)	€(322,875)	€(218,502)

GENERAL AND ADMINISTRATIVE EXPENSES

The following table summarizes the general and administrative expenses for the years ended December 31, 2019, 2018 and 2017.

	Year ended December 31,
	2019	2018	2017
	(Euro, in thousands)
Personnel costs and directors fees	€(51,906)	€(25,495)	€(17,756)
Depreciation	(1,513)	(513)	(606)
Legal and professional fees	(11,775)	(4,284)	(2,427)
Other operating expenses	(8,506)	(5,339)	(3,626)
Total general and administrative expenses	€(73,701)	€(35,631)	€(24,415)

SALES AND MARKETING EXPENSES

The following table summarizes the sales and marketing expenses for the years ended December 31, 2019, 2018 and 2017.

	Year ended December 31,
	2019	2018	2017
	(Euro, in thousands)
Personnel costs	€(7,558)	€(2,282)	€(2,156)
Depreciation	(61)	—	—
External outsourcing costs	(15,722)	(1,284)	(42)
Other operating expenses	(1,236)	(580)	(604)
Total sales and marketing expenses	€(24,577)	€(4,146)	€(2,803)